Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
1
2
F
ederal
H
ome
L
oan
B
ank (FHLB)
Advances
and
Other B
orrowings
The Bank had
no
outstanding advances from the FHLB or other borrowings as of
December 31, 2020
or
December 31, 2019.
At
December 31, 2020
the Bank had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with a borrowing capacity of approximately
$168.3
million, subject to a requirement to purchase FHLB stock. The Bank also had the ability to borrow
$60.4
million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of
December 31, 2020,
subject to approval from the Board of Governors of the Federal Reserve System (FRB).

At
December 31, 2019
the Bank had collateral pledged to the FHLB consisting of FHLB stock, mortgage loans, and investments with a borrowing capacity of approximately
$181.2
million, subject to a requirement to purchase FHLB stock. The Bank also had the ability to borrow
$65.3
million from the Federal Reserve Bank of Minneapolis, based upon the loans that were pledged to them as of
December 31, 2019,
subject to approval from the FRB.